Other non-current liabilities and employee future benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Schedule of Net Defined Benefit Liability (Asset)

	December 31, 2023	December 31, 2022
Other non-current liabilities	$2,337	$1,805
Employee future benefits	(475)	455
Other non-current liabilities and employee future benefits	$1,862	$2,260

	December 31, 2023	December 31, 2022
Net defined benefit pension plan liability	$(582)	$348
Net other post-retirement benefit plan liability	107	107
Employee future benefits	$(475)	$455
The following tables reconcile the opening balances to the closing balances for the net defined benefit liability and its components for the two plans. The expense recognized in statement of loss and comprehensive income (loss) is recorded in finance loss and other (note 26).

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Defined benefit pension plan	2023	2022	2023	2022	2023	2022
Balance at January 1	$14,402	$19,187	$(14,054)	$(17,373)	$348	$1,814
Included in profit or loss
Current service cost	26	30	—	—	26	30
Interest cost (income)	700	518	(683)	(468)	17	50
Benefits payable	—	—	—	—	—	—
	726	548	(683)	(468)	43	80
Included in other comprehensive income (loss)
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	—	—	—	—	—	—
Financial assumptions	113	(4,547)	—	—	113	(4,547)
Experience adjustment	(600)	(91)	—	—	(600)	(91)
Return on plan assets excluding interest	—	—	(486)	3,092	(486)	3,092
income
Plan expenses	(54)	(24)	54	24	—	—
Settlements	(7,326)	—	7,326	—	—	—
	(7,867)	(4,662)	6,894	3,116	(973)	(1,546)
Other
Contributions paid by the employer	—	—	—	—	—	—
Benefits paid	(558)	(671)	558	671	—	—
	(558)	(671)	558	671	—	—
Balance at December 31	$6,703	$14,402	$(7,285)	$(14,054)	$(582)	$348
20.     Other non-current liabilities and employee future benefits (cont'd):
Employee future benefits (cont'd)

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Other post-retirement benefit plan	2023	2022	2023	2022	2023	2022
Balance at January 1	$107	$80	$—	$—	$107	$80
Included in profit or loss
Interest cost (income)	5	2	—	—	5	2
	5	2	—	—	5	2
Included in other comprehensive income (loss)
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	—	—	—	—	—	—
Financial assumptions	1	(23)	—	—	1	(23)
Experience adjustment	2	55	—	—	2	55
	3	32	—	—	3	32
Other
Contributions paid by the employer	—	—	(8)	(7)	(8)	(7)
Benefits paid	(8)	(7)	8	7	—	—
	(8)	(7)	—	—	(8)	(7)
Balance at December 31	$107	$107	$—	$—	$107	$107

Schedule of Comprehensive Income by Plan Type

Included in other comprehensive income (loss)	December 31, 2023	December 31, 2022
Defined benefit pension plan actuarial gain	$973	$1,546
Other post-retirement benefit plan actuarial loss	(3)	(32)
	$970	$1,514

Schedule of Fair Value of Plan Assets	Pension plan assets comprise:

	2023	2022
Cash and cash equivalents	100%	3%
Equity securities	—%	60%
Debt securities	—%	37%
Total	100%	100%

Schedule of Defined Benefit Plans
The significant actuarial assumptions adopted in measuring the fair value of benefit obligations at December 31 were as follows:

		2023		2022
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	4.88%	4.67%	5.00%	4.89%
Rate of compensation increase	n/a	n/a	n/a	n/a
20.     Other non-current liabilities and employee future benefits (cont'd):
Employee future benefits (cont'd)
The significant actuarial assumptions adopted in determining net expense for the years ended December 31 were as follows:

		2023		2022
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	5.00%	4.67%	2.76%	4.89%
Rate of compensation increase	n/a	n/a	n/a	n/a